Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) shares in Thousands, $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares	1,689,000	1,750,000
Amount	$ 127,827	$ 115,160
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Amount	$ 11,625	$ 10,888	$ 10,853
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Number of shares	56,901	97,401
Amount	$ 11,625	$ 10,888
Issued capital [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	7,251	5,751
Amount	$ 8,775	$ 6,988
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	49,650	91,650
Amount	$ 2,850	$ 3,900
Issued capital [member] | Preferred shares class A series 1 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	20,000	20,000
Amount	$ 500	$ 500
Issued capital [member] | Preferred shares class A series 5 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0	20,000
Amount	$ 0	$ 500
Issued capital [member] | Preferred shares class A series 7 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0	14,000
Amount	$ 0	$ 350
Issued capital [member] | Preferred shares class A series 9 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0	8,000
Amount	$ 0	$ 200
Issued capital [member] | Preferred shares class A series 16 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	14,000	14,000
Amount	$ 350	$ 350
Issued capital [member] | Preferred shares class A series 18 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	14,000	14,000
Amount	$ 350	$ 350
Issued capital [member] | Preferred shares class A series 27 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	850	850
Amount	$ 850	$ 850
Issued capital [member] | Preferred shares class A series 28 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	800	800
Amount	$ 800	$ 800
Issued capital [member] | Limited Recourse Capital Notes - Series 1 [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1,750	1,750
Amount	$ 1,750	$ 1,750
Issued capital [member] | Limited Recourse Capital Notes - Series 2 [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1,500	1,500
Amount	$ 1,500	$ 1,500
Issued capital [member] | Limited Recourse Capital Notes - Series 3 [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1,750	1,750
Amount	$ 2,403	$ 2,403
Issued capital [member] | Limited Recourse Capital Notes - Series 4 [Member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	750	750
Amount	$ 1,023	$ 1,023
Issued capital [member] | Limited Recourse Capital Notes - Series 5 [Member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	750	0
Amount	$ 750	$ 0
Issued capital [member] | Limited Recourse Capital Notes - Series 6 [Member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	750	0
Amount	$ 1,037	$ 0
Issued capital [member] | Perpetual Subordinated Capital Notes - Series 2023-9 [Member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1	1
Amount	$ 312	$ 312